Note 7 - Derivative Financial Instruments - Gain (Loss) Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Pre-tax gain (loss) recognized in OCI	$ 0	$ 9,005
Revenue	516,251	547,542
Total	17,345	21,344
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Revenue	(418)
Total		(4,116)
Hot-rolled Coil Future Contracts [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Revenue	(418)	(4,116)
Hot-rolled Coil Future Contracts [Member] | Designated as Hedging Instrument [Member]
Pre-tax gain (loss) recognized in OCI	$ 0	$ 9,005